Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amended XBRL being included on this Amendment No. 1 to Form S-1 to incorporate changes made since initial filing on December 14, 2012. Changes include: Amended a number in Note 4, a date and a table in Note 5, a date in Note 12 and a number in Note 18 in the Consolidated Financial Statements.
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	Charter Financial Corp
Entity Central Index Key	0001478726
Entity Filer Category	Smaller Reporting Company